Equity Incentive Plans (Table) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Number of shares
Unvested at beginning of period	135,230	78,833
Granted	690,000	135,230
Cancelled	(3,185)
Vested	(132,045)	(78,833)
Unvested at end of period	690,000	135,230
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 17.75	$ 54.3
Granted	3.75	17.75
Cancelled	17.75
Vested	17.75	54.3
Unvested at end of period	$ 3.75	$ 17.75